SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

02-01    GF     5900     6.0549       7.27	       Weeden & Co.
02-04   " "     6000     5.9400       7.22              " "
02-05   " "     5800     5.8759       7.20              " "
02-06   " "     5900     5.8156       7.06		  " "
02-07   " "     6000     5.9100       7.07              " "
02-08   " "     5900     5.8768       7.10              " "
02-11   " "     6000     5.9688       7.26              " "
02-12   " "     5800     5.9186       7.19              " "
02-13   " "     6000     5.9218       7.12              " "
02-14   " "     5900     5.9803       7.07              " "
02-15   " "     6000     5.8850       6.94              " "
02-19   " "     3000     5.7400       6.64              " "
02-20   " "     2800     5.6307       6.70              " "
02-21   " "     2500     5.6000       6.77              " "
02-22   " "     2900     5.5900       6.75              " "
02-25   " "     3000     5.5800       6.79              " "
02-26   " "     1500     5.6800       6.81              " "
02-27   " "     2500     5.7200       6.88              " "
02-28   " "     1600     5.7613       6.83              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          03/01/02